Significant Accounting Policies - Schedule of Depreciation on Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2025
Computers and software [Member]
Schedule of Depreciation on Estimated Useful Lives of Property and Equipment [Line Item]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Laboratory equipment [Member] | Minimum [Member]
Schedule of Depreciation on Estimated Useful Lives of Property and Equipment [Line Item]
Property, Plant and Equipment, Salvage Value, Percentage	10.00%
Laboratory equipment [Member] | Maximum [Member]
Schedule of Depreciation on Estimated Useful Lives of Property and Equipment [Line Item]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Furniture and office equipment [Member]
Schedule of Depreciation on Estimated Useful Lives of Property and Equipment [Line Item]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Leasehold improvements [Member]
Schedule of Depreciation on Estimated Useful Lives of Property and Equipment [Line Item]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the term of the lease or its useful life